Quarterly Holdings Report
for
Fidelity® Value Discovery K6 Fund
April 30, 2026
FVDK6-NPRT3-0626
1.9884001.108
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 1.8%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	8,950	529,482
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Imperial Oil Ltd (United States)	6,269	840,171
Parex Resources Inc	12,284	258,820
TOTAL ENERGY		1,098,991
Materials - 0.3%
Chemicals - 0.3%
Nutrien Ltd (United States)	4,473	339,948
TOTAL CANADA		1,968,421
FRANCE - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	752	398,399
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,389	946,187
UNITED KINGDOM - 5.2%
Consumer Staples - 1.9%
Beverages - 0.6%
Diageo PLC	31,171	630,259
Personal Care Products - 0.4%
Unilever PLC ADR	9,400	554,411
Tobacco - 0.9%
British American Tobacco PLC ADR	16,176	951,149
TOTAL CONSUMER STAPLES		2,135,819
Health Care - 3.0%
Pharmaceuticals - 3.0%
Astrazeneca PLC (United States)	8,753	1,640,050
GSK PLC ADR	31,122	1,627,992
TOTAL HEALTH CARE		3,268,042
Utilities - 0.3%
Multi-Utilities - 0.3%
National Grid PLC	20,409	365,333
TOTAL UNITED KINGDOM		5,769,194
UNITED STATES - 90.9%
Communication Services - 9.2%
Entertainment - 2.0%
Walt Disney Co/The	13,375	1,387,657
Warner Bros Discovery Inc (a)	32,065	867,358
		2,255,015
Interactive Media & Services - 6.9%
Alphabet Inc Class A	13,471	5,183,641
Alphabet Inc Class C	5,426	2,072,406
Meta Platforms Inc Class A	753	460,768
		7,716,815
Media - 0.3%
Omnicom Group Inc	4,711	361,428
TOTAL COMMUNICATION SERVICES		10,333,258
Consumer Discretionary - 8.5%
Broadline Retail - 3.9%
Amazon.com Inc (a)	16,514	4,377,201
Diversified Consumer Services - 0.6%
H&R Block Inc	20,427	648,149
Hotels, Restaurants & Leisure - 0.4%
Domino's Pizza Inc	1,344	456,180
Household Durables - 0.7%
Mohawk Industries Inc (a)	3,407	359,643
Taylor Morrison Home Corp (a)	1,551	94,208
Toll Brothers Inc	2,042	290,250
		744,101
Specialty Retail - 2.7%
Abercrombie & Fitch Co Class A (a)	1,900	162,165
AutoNation Inc (a)	1,044	221,725
Group 1 Automotive Inc	448	159,877
Lithia Motors Inc	834	241,960
Lowe's Cos Inc	3,378	806,633
Murphy USA Inc	427	251,076
Ross Stores Inc	4,950	1,127,561
		2,970,997
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp	3,825	349,757
TOTAL CONSUMER DISCRETIONARY		9,546,385
Consumer Staples - 7.2%
Beverages - 1.9%
Constellation Brands Inc Class A	2,730	427,463
Keurig Dr Pepper Inc	59,150	1,739,010
		2,166,473
Consumer Staples Distribution & Retail - 1.9%
Kroger Co/The	6,609	449,874
Sprouts Farmers Market Inc (a)	6,016	492,410
Target Corp	5,220	677,295
US Foods Holding Corp (a)	4,871	455,390
		2,074,969
Food Products - 1.0%
Mondelez International Inc	18,042	1,108,500
Household Products - 2.4%
Colgate-Palmolive Co	8,806	751,680
Kimberly-Clark Corp	3,300	324,819
Procter & Gamble Co/The	11,110	1,634,171
		2,710,670
TOTAL CONSUMER STAPLES		8,060,612
Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
ConocoPhillips	14,028	1,764,442
Exxon Mobil Corp	26,173	4,039,279
Shell PLC ADR	24,258	2,199,473
TOTAL ENERGY		8,003,194
Financials - 21.0%
Banks - 7.9%
Bank of America Corp	53,729	2,872,352
M&T Bank Corp	6,820	1,491,057
PNC Financial Services Group Inc/The	8,029	1,790,467
US Bancorp	15,626	885,369
Wells Fargo & Co	20,882	1,717,127
		8,756,372
Capital Markets - 3.3%
Bank of New York Mellon Corp/The	5,888	791,171
Charles Schwab Corp/The	12,300	1,127,172
Northern Trust Corp	10,568	1,757,881
		3,676,224
Consumer Finance - 1.0%
Capital One Financial Corp	5,623	1,075,680
Financial Services - 2.0%
Berkshire Hathaway Inc Class B (a)	917	434,291
Fiserv Inc (a)	3,597	225,352
Global Payments Inc	5,100	366,996
Sycamore Partners LLC rights (a)(b)	271,260	146,480
Visa Inc Class A	3,367	1,110,572
		2,283,691
Insurance - 6.3%
Chubb Ltd	6,967	2,278,209
Fidelity National Financial Inc	5,790	302,816
Hartford Insurance Group Inc/The	5,388	737,132
Marsh & McLennan Cos Inc	5,450	914,020
Travelers Companies Inc/The	7,247	2,211,350
Willis Towers Watson PLC	2,203	564,409
		7,007,936
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	26,154	598,926
TOTAL FINANCIALS		23,398,829
Health Care - 9.1%
Biotechnology - 2.0%
Biogen Inc (a)	5,940	1,124,323
Gilead Sciences Inc	8,890	1,163,168
		2,287,491
Health Care Providers & Services - 3.7%
Cigna Group/The	3,792	1,101,879
CVS Health Corp	7,872	655,659
Elevance Health Inc	1,516	570,653
Henry Schein Inc (a)	4,864	362,806
UnitedHealth Group Inc	3,900	1,444,872
		4,135,869
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International Inc (a)	610	101,851
Thermo Fisher Scientific Inc	2,362	1,131,303
		1,233,154
Pharmaceuticals - 2.3%
Merck & Co Inc	21,303	2,325,862
Pfizer Inc rights (a)(b)	2,800	15,120
Viatris Inc	11,800	176,292
		2,517,274
TOTAL HEALTH CARE		10,173,788
Industrials - 13.9%
Aerospace & Defense - 0.8%
Textron Inc	8,912	855,195
Air Freight & Logistics - 3.6%
CH Robinson Worldwide Inc	4,300	781,783
Expeditors International of Washington Inc	2,459	363,661
FedEx Corp	4,173	1,683,013
United Parcel Service Inc Class B	10,831	1,178,413
		4,006,870
Electrical Equipment - 1.4%
Acuity Inc	2,244	650,244
Regal Rexnord Corp	4,508	969,355
		1,619,599
Ground Transportation - 0.8%
Knight-Swift Transportation Holdings Inc	9,281	602,337
Werner Enterprises Inc (c)	8,203	302,444
		904,781
Machinery - 4.9%
Allison Transmission Holdings Inc	6,845	919,626
Cummins Inc	1,096	735,427
Deere & Co	1,468	865,929
Dover Corp	3,119	706,173
Mueller Industries Inc	1,000	135,429
PACCAR Inc	3,377	401,188
Pentair PLC	10,139	818,319
Westinghouse Air Brake Technologies Corp	3,121	842,327
		5,424,418
Professional Services - 1.6%
ExlService Holdings Inc (a)	14,181	452,090
Leidos Holdings Inc	2,601	388,121
Maximus Inc	5,660	371,409
SS&C Technologies Holdings Inc	8,566	593,625
		1,805,245
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc	2,004	536,491
Rush Enterprises Inc Class A	5,124	379,330
		915,821
TOTAL INDUSTRIALS		15,531,929
Information Technology - 9.1%
Communications Equipment - 2.3%
Cisco Systems Inc	28,008	2,562,732
IT Services - 0.8%
Accenture PLC Class A	2,668	476,798
GoDaddy Inc Class A (a)	4,658	404,268
		881,066
Semiconductors & Semiconductor Equipment - 4.2%
Intel Corp (a)	17,501	1,653,495
Micron Technology Inc	4,002	2,069,675
QUALCOMM Inc	5,385	967,038
		4,690,208
Software - 1.8%
Gen Digital Inc	43,790	844,709
Intuit Inc	496	192,696
Salesforce Inc	5,608	989,980
		2,027,385
TOTAL INFORMATION TECHNOLOGY		10,161,391
Materials - 3.7%
Chemicals - 1.4%
Cabot Corp	3,039	233,881
CF Industries Holdings Inc	1,143	141,961
Corteva Inc	10,169	823,792
Mosaic Co/The	15,216	354,076
		1,553,710
Construction Materials - 0.6%
CRH PLC	5,646	668,599
Containers & Packaging - 0.6%
Crown Holdings Inc	6,782	666,738
Metals & Mining - 1.1%
Newmont Corp	11,093	1,232,321
TOTAL MATERIALS		4,121,368
Real Estate - 0.2%
Specialized REITs - 0.2%
Lamar Advertising Co Class A	1,977	272,510
Utilities - 1.8%
Electric Utilities - 1.5%
Eversource Energy	11,228	793,819
PG&E Corp	55,446	921,513
		1,715,332
Gas Utilities - 0.3%
UGI Corp	8,480	306,043
TOTAL UTILITIES		2,021,375
TOTAL UNITED STATES		101,624,639
TOTAL COMMON STOCKS (Cost $78,582,799)		110,706,840

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	1,146,230	1,146,459
Fidelity Securities Lending Cash Central Fund (d)(e)	3.69	305,419	305,450
TOTAL MONEY MARKET FUNDS (Cost $1,451,909)			1,451,909

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $80,034,708)	112,158,749
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(392,722)
NET ASSETS - 100.0%	111,766,027

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,432,201	25,481,303	26,767,080	47,054	35	-	1,146,459	1,146,230	0.0%
Fidelity Securities Lending Cash Central Fund	1,246,500	14,759,949	15,701,061	1,773	62	-	305,450	305,419	0.0%
Total	3,678,701	40,241,252	42,468,141	48,827	97	-	1,451,909

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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